TAXATION - Operating loss carryforwards (Details) - CAD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Non-Canadian
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	$ 427,778	$ 223,442
Canadian
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	119,626	9,204
Tax Period 1 | Non-Canadian
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	9,062	9,175
Tax Period 1 | Canadian
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	0	0
Tax Period 2 | Non-Canadian
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	67,120	26,350
Tax Period 2 | Canadian
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	119,626	9,204
Tax Period 3 | Non-Canadian
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	1,185
Tax Period 3 | Canadian
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	0
No expiry | Non-Canadian
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	350,411	187,917
No expiry | Canadian
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	0	0
Capital loss carryforwards	92,366	86,269
No expiry | United States, Federal and State Tax Authority
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Capital loss carryforwards	$ 547	$ 566